Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Advances from the FHLB summarized by year of maturity and weighted average interest rate) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
Due in Next Twelve Months	$ 22,100,000	$ 0
Due in Year Two	30,257,182	18,900,000
Due in Year Three	15,000,000	30,000,000
Due in Year Four	20,000,000	20,269,802
Due in Year Five	12,900,000	20,000,000
Due after Year Five, Current Year	5,000,000
Due in Year Six		15,000,000
Due after Year Six, Prior Year		17,900,000
Federal Home Loan Bank, Advances	105,257,182	122,069,802
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due [Abstract]
Weighted Rate of Amounts Due within One Year of Balance Sheet Date	2.92%	0.00%
Weighted Rate, One to Two Years from Balance Sheet Date	3.33%	2.70%
Weighted Rate, Two to Three Years from Balance Sheet Date	4.01%	3.45%
Weighted Rate, Three to Four Years from Balance Sheet Date	4.60%	3.01%
Weighted Rate, Four to Five Years from Balance Sheet Date	4.38%	4.12%
Weighted Rate, after Five Years from Balance Sheet Date, Current Period	3.39%
Weighted Rate, Five to Six Years from Balance Sheet Date, Prior Period		4.66%
Weighted Rate, After Six Years from Balance Sheet Date, Prior Period		4.10%
Federal Home Loan Bank, Advances, Weighted Rate	3.72%	3.62%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures [Abstract]
Federal Home Loan Bank, Advances, Collateral Pledged, Amortized Cost	135,700,000	152,800,000
Federal Home Loan Bank, Advances, Collateral Pledged, Fair Value	$ 129,400,000	$ 162,100,000